Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2024	2025
Bunkers	2,346,431	299,094
Lubricants	1,544,716	1,600,793

Total	3,891,147	1,899,887